Goodwill and Intangible Assets - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 2.4	$ 2.4